SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Change in Presentation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Description of Business [Line Items]
Cost of products and other			$ 11,481,614
Operating expense (excluding depreciation and amortization expense as reflected below)	$ 1,685,611	$ 1,423,198	904,525
Depreciation and amortization expense	277,992	216,341	187,729
Cost of sales	20,827,224	15,237,880	12,573,868
General and administrative expenses (excluding depreciation and amortization expense as reflected below)	214,448	166,252	180,310
Depreciation and amortization expense	12,964	5,835	9,688
Gain on sale of assets	1,458	11,374	(1,004)
Total cost and expenses	$ 21,056,094	$ 15,421,341	12,762,862
As Previously Reported
Description of Business [Line Items]
Cost of products and other			11,481,614
Operating expense (excluding depreciation and amortization expense as reflected below)			904,525
Depreciation and amortization expense			0
General and administrative expenses (excluding depreciation and amortization expense as reflected below)			180,310
Depreciation and amortization expense			197,417
Gain on sale of assets			(1,004)
Total cost and expenses			12,762,862
Adjustments
Description of Business [Line Items]
Cost of products and other			0
Operating expense (excluding depreciation and amortization expense as reflected below)			0
Depreciation and amortization expense			187,729
General and administrative expenses (excluding depreciation and amortization expense as reflected below)			0
Depreciation and amortization expense			(187,729)
Gain on sale of assets			$ 0